RESTRICTED CASH - Additional information (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) fund	Jan. 20, 2023 CAD ($)	Nov. 06, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
RESTRICTED CASH
Funds Held as Collateral	$ 100,602			$ 100,501
Number of cashable GIC accounts | fund	2
Restricted cash to be matured		$ 65,390	$ 35,212
Restricted cash held at the PCs	$ 675,949			$ 487,540